Supplementary cash flow information	12 Months Ended
Dec. 31, 2025
Supplementary Cash Flow Information [Abstract]
Supplementary cash flow information [Text Block]

32. Supplementary cash flow information

(a) Other operating activities:

	Year ended December 31,
	2025	2024
Share-based compensation paid	$(14.2)	$(4.5)
Consideration received from sale of non-core project	(14.9)	-
Other	1.4	0.7
	$(27.7)	$(3.8)

(b) Change in non-cash working capital:

	Year ended December 31,
	2025	2024
Change in:
Trade and other receivables	$(141.3)	$(36.5)
Other financial assets/liabilities	46.3	(29.4)
Inventories	(13.6)	10.0
Prepaid expenses	3.5	(11.8)
Trade and other payables	52.3	43.2
Provisions and other liabilities	(4.2)	(0.4)
	$(57.0)	$(24.9)

(c) Non-cash transactions:

During the year ended December 31, 2025 and 2024, Hudbay entered into the following non-cash investing and financing activities which are not reflected in the consolidated statements of income:

- Remeasurement of Hudbay's decommissioning and restoration liabilities led to a net decrease in related property, plant and equipment assets of $0.2 million (December 31, 2024 - a net decrease of $4.7 million), mainly related to changes to real discount rates associated with remeasurement of the liabilities.

- Property, plant and equipment included $17.7 million (December 31, 2024 - $25.5 million) of capital additions related to the recognition of ROU assets and $33.1 million (December 31, 2024 - $71.0 million) of capital additions related to the recognition of property, plant and equipment that has been financed. Property, plant and equipment and other assets include $39.5 million in net capital additions related to agreements with communities (December 31, 2024 - $18.6 million). Property, plant and equipment includes $2.8 million of deduction for accrued grants related to equipment eligible for credits (December 31, 2024 - nil).